Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Real Assets Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001486048
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Real Assets Fund Investment Objective
The fund seeks to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	T. Rowe Price Real Assets Fund, Inc.
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		T. Rowe Price Real Assets Fund, Inc.
Management fees		0.60%
Other expenses	[1]	0.19%
Total annual fund operating expenses		0.79%
[1]	Other expenses are estimated

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years
T. Rowe Price Real Assets Fund, Inc.	81	252

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period from July 28, 2010 through December 31, 2010, thefund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in "real assets" and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities.

Realassets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The fund may also invest in companies whose revenue and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.

While most assets will typically be invested in common stocks, the fund's goal is to hold a portfolio of securities and other investments that, over time, should provide some protection against the impact of inflation. In selecting investments, the fund's management seeks sectors in equity markets across the globe that are expected to have a low correlation with the overall global equity market in order to outperform the market during periods of high or rising inflation.

The fund may invest in securities issued by companies of any market capitalization, as well as real estate investment trusts (REITs), which are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. The fund invests with an awareness of the global economic backdrop and inflation, as well as its outlook for certain industry sectors and geographic areas. Security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with good appreciation prospects. We generally favor companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund will invest in companies located throughout the world and there is no limit on the fund's investments in foreign securities or emerging markets.

The fund may sell holdings for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  During periods of low inflation, the fund's attempts to invest in companies that may offer some protection from accelerating inflation could lessen relative returns and cause the fund to underperform other stock funds. Even if the fund's investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, a period of high inflation may place other strains on the economy that depresses the prices of all stocks, even those of companies that typically benefit from high or rising inflation.

Foreign investing risk Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk  Because the fund focuses its investments in certain industries that involve activities related to energy, natural resources, real estate, commodities, infrastructure and other real assets, the fund is more susceptible to adverse developments affecting one or more of these industries than a more broadly diversified fund would be and may perform poorly during a downturn in any of those industries.

REIT investing risk  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Performance

Because the fund commenced operations in 2010, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updatedperformance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2011
T. Rowe Price Real Assets Fund, Inc. | T. Rowe Price Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
T. Rowe Price Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Assets Fund Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period from July 28, 2010 through December 31, 2010, thefund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in "real assets" and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities.

Realassets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The fund may also invest in companies whose revenue and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.

While most assets will typically be invested in common stocks, the fund's goal is to hold a portfolio of securities and other investments that, over time, should provide some protection against the impact of inflation. In selecting investments, the fund's management seeks sectors in equity markets across the globe that are expected to have a low correlation with the overall global equity market in order to outperform the market during periods of high or rising inflation.

The fund may invest in securities issued by companies of any market capitalization, as well as real estate investment trusts (REITs), which are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. The fund invests with an awareness of the global economic backdrop and inflation, as well as its outlook for certain industry sectors and geographic areas. Security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with good appreciation prospects. We generally favor companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund will invest in companies located throughout the world and there is no limit on the fund's investments in foreign securities or emerging markets.

The fund may sell holdings for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  During periods of low inflation, the fund's attempts to invest in companies that may offer some protection from accelerating inflation could lessen relative returns and cause the fund to underperform other stock funds. Even if the fund's investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, a period of high inflation may place other strains on the economy that depresses the prices of all stocks, even those of companies that typically benefit from high or rising inflation.

Foreign investing risk Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk  Because the fund focuses its investments in certain industries that involve activities related to energy, natural resources, real estate, commodities, infrastructure and other real assets, the fund is more susceptible to adverse developments affecting one or more of these industries than a more broadly diversified fund would be and may perform poorly during a downturn in any of those industries.

REIT investing risk  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2010, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2010, there is no historical performance information shown here
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updatedperformance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

[1]	Other expenses are estimated

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011